LOANS AND NOTES PAYABLE - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 23, 2021
Debt Instrument [Line Items]
Interest expense, Short-term Borrowings	$ 4,200,000	$ 2,100,000	$ 7,800,000	$ 4,600,000
Common stock, issued (in shares)								100
Notes interest expense	14,240,000	7,040,000	28,311,000	14,016,000
Interest expense, long-term debt	5,800,000	$ 3,400,000	11,700,000	$ 6,700,000
Senior Notes
Debt Instrument [Line Items]
Promissory note	847,500,000		847,500,000		$ 847,500,000
2026 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 500,000,000		$ 500,000,000
Debt instrument, interest rate, stated percentage	3.00%		3.00%
Debt instrument, unamortized discount	$ 71,000,000		$ 71,000,000
Payments of debt issuance costs			$ 13,400,000
Debt instrument, interest rate, effective percentage	7.00%		7.00%
2029 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 402,500,000		$ 402,500,000
Debt instrument, interest rate, stated percentage	2.50%		2.50%
Debt instrument, unamortized discount	$ 94,000,000		$ 94,000,000
Payments of debt issuance costs			$ 13,600,000
Debt instrument, interest rate, effective percentage	9.20%		9.20%
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
Interest expense, Short-term Borrowings					11,500,000	$ 2,200,000	$ 6,900,000
Notes interest expense					30,804,000	27,285,000	37,029,000
Galaxy Digital Holdings, LP | Senior Notes
Debt Instrument [Line Items]
Promissory note					847,500,000	445,000,000
Debt instrument, unamortized discount					18,500,000	7,500,000
Interest expense, long-term debt					14,300,000	$ 13,400,000	$ 14,900,000
Galaxy Digital Holdings, LP | 2026 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note					$ 500,000,000
Debt instrument, interest rate, stated percentage					3.00%
Common stock, issued (in shares)					7,498.221
Common stock, value, issued					$ 250,000
Debt instrument, unamortized discount					71,000,000
Payments of debt issuance costs					$ 13,400,000
Debt instrument, interest rate, effective percentage					7.00%
Galaxy Digital Holdings, LP | 2029 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note					$ 402,500,000
Debt instrument, interest rate, stated percentage					2.50%
Common stock, issued (in shares)					10,497.5856
Common stock, value, issued					$ 250,000
Debt instrument, unamortized discount					94,000,000
Payments of debt issuance costs					$ 13,600,000
Debt instrument, interest rate, effective percentage					9.20%